Intangible Assets and Goodwill - Other Intangible Assets (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	$ 11,207	$ 11,207
Intangible assets, ending balance	11,234	11,207
Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	11,207	11,207
Additions	734	0
Intangible assets, ending balance	11,941	11,207
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, ending balance	707
Additions	707
Software [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	0	0
Additions	360	0
Intangible assets, ending balance	360	0
Software [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, ending balance	73
Additions	73
Cronos G.S. Cultivation Ltd [Member] | Israeli Code [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	0	0
Additions	156	0
Intangible assets, ending balance	156	0
Cronos G.S. Manufacturing Ltd [Member] | Israeli Code [Member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	0	0
Additions	218	0
Intangible assets, ending balance	218	0
OGBC [member] | Health Canada Licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	1,611	1,611
Additions	0	0
Intangible assets, ending balance	1,611	1,611
OGBC [member] | Health Canada Licenses [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, ending balance	101
Additions	101
Health Canada Licenses - Peace Naturals [member] | Health Canada Licenses [member] | Cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, beginning balance	9,596	9,596
Additions	0	0
Intangible assets, ending balance	9,596	$ 9,596
Health Canada Licenses - Peace Naturals [member] | Health Canada Licenses [member] | Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets, ending balance	533
Additions	$ 533